Goodwill and Other Intangible Assets, Net - Schedule of Intangible Assets (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, net beginning balance			$ 3,038,815	$ 3,102,621	$ 3,102,621	$ 3,181,880
Amortization expense	$ (15,908)	$ (15,908)	(31,816)	(31,640)	(63,806)	(66,173)
Impairment of intangible assets						(13,086)
Intangible assets, net ending balance	3,006,999		3,006,999		3,038,815	3,102,621
Trademark [Member]
Intangible assets, net beginning balance			2,524,000	2,524,000	2,524,000	2,524,000
Amortization expense
Impairment of intangible assets
Intangible assets, net ending balance	2,524,000		2,524,000		2,524,000	2,524,000
Franchise Agreements [Member]
Intangible assets, net beginning balance			514,815	578,621	578,621	642,429
Amortization expense			(31,816)		(63,806)	(63,808)
Impairment of intangible assets
Intangible assets, net ending balance	$ 482,999		$ 482,999		$ 514,815	578,621
Weighted average remaining amortization period at June 30, 2019 (in years)			7 years 7 months 6 days		8 years 1 month 6 days
Non-Compete Agreement [Member]
Intangible assets, net beginning balance						15,451
Amortization expense						(2,365)
Impairment of intangible assets						(13,086)
Intangible assets, net ending balance
Weighted average remaining amortization period at June 30, 2019 (in years)					0 years